Accrued Expenses And Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Recharge card	[1]	¥ 237,217	¥ 237,570
Refund liability			167,349
Accrued payroll and employee benefits	[2]	43,727	48,343
Payable for advertisement		19,372	19,094
Professional service fee		11,373	11,735
VAT and other tax payables		5,838	5,510
Short-term rental payable		87,097	2,750
Loan from former employees		10,803	2,000
Payable for IT support service fee		47,032
Others		13,094	12,382
Total		¥ 475,553	¥ 506,733

[1]	Recharge card is the amount that customers paid in advance without designated enrollment contract for IT-focused supplementary STEM education training courses.
[2]	Exclude the retrenchment fee and penalty for those employees who were retrenched from January to June 2025.